BORROWINGS (Parenthetical) (Details)	12 Months Ended
Sep. 30, 2020
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Beijing Agriculture Finance Leasing, LLC. [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Maturity Date	Dec. 29, 2020
Beijing Changping Technology Development Co. Ltd.("BC-TID")
Short-term Debt [Line Items]
Debt Instrument, Maturity Date	Sep. 30, 2020